Trade And Unbilled Receivables And Contract Assets, Net - Schedule of trade and unbilled receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 983,291	$ 1,168,258
Contract assets	1,599,055	1,610,510
Current period provision for expected credit loss	7,741	8,644
Trade and unbilled receivables and contract assets, net	2,574,605	2,770,124
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	821,547	916,537
Affiliated companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and unbilled receivables	$ 82,271	$ 55,019